FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Disclosure of income (loss) from change in foreign currency (Details) - Foreign exchange risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
10% increase in exchange rate | NIS
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	$ (3,524)	$ (1,762)	$ (2,168)
10% increase in exchange rate | EUR
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	(1,644)	(1,698)	1,288
10% increase in exchange rate | GPB
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	316	123	713
10% increase in exchange rate | AUD
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	233	40	201
10% decrease in exchange rate | NIS
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	3,524	1,762	2,168
10% decrease in exchange rate | EUR
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	1,644	1,698	(1,288)
10% decrease in exchange rate | GPB
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	(316)	(123)	(713)
10% decrease in exchange rate | AUD
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	$ (233)	$ (40)	$ (201)